Earnings Per Common Share	12 Months Ended
Dec. 31, 2017
Earnings Per Share [Abstract]
Earnings Per Common Share
EARNINGS PER COMMON SHARE
Basic and diluted earnings per common share (EPS) is calculated by dividing net income attributable to common shareholder of Hydro One by the weighted average number of common shares outstanding. The weighted average number of shares outstanding at December 31, 2017 was 142,239 (2016 – 142,239). There were no dilutive securities during 2017 or 2016.